UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2018 to March 31, 2018

Item 1:                                                        Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

March 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (71.2%)
$7,200	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	2.047	$7,217,943
8,400	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	1.927	8,418,364
3,600	Federal Farm Credit Banks, USBMMY3M + 0.090%(1)	(AA+, Aaa)	06/19/19	1.858	3,602,173
3,200	Federal Farm Credit Banks, LIBOR 1M - 0.025%(1)	(AA+, Aaa)	06/24/19	1.836	3,199,223
8,100	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	1.998	8,125,780
3,600	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	2.261	3,609,649
2,900	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	1.920	2,909,943
5,200	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.052	5,215,482
7,900	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	1.685	7,915,315
1,700	Federal Farm Credit Banks, USBMMY3M + 0.050%(1)	(AA+, Aaa)	11/04/19	1.818	1,699,594
11,700	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	1.640	11,712,619
11,200	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/21/20	1.891	11,216,618
1,800	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	1.740	1,800,565
4,700	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	1.882	4,700,854
1,800	Federal Farm Credit Banks, FCPR DLY - 3.020%(1)	(AA+, Aaa)	09/28/20	1.730	1,799,780
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.200%(1)	(AA+, Aaa)	10/26/20	2.072	4,018,483
8,200	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	1.770	8,196,767
4,100	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	1.898	4,107,300
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.036	4,032,471
4,400	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.121	4,429,044
800	Federal Farm Credit Banks, LIBOR 1M + 0.240%(1)	(AA+, Aaa)	01/18/22	2.048	804,586
8,225	Federal Farm Credit Banks, LIBOR 1M + 0.400%(1)	(AA+, Aaa)	12/08/23	2.111	8,280,189
1,400	Federal Farm Credit Banks	(AA+, Aaa)	09/13/24	3.420	1,400,067
2,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/05/18	1.530	2,499,575
5,700	Federal Home Loan Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	09/20/18	2.082	5,702,973
9,250	Federal Home Loan Banks, LIBOR 1M - 0.090%(1)	(AA+, Aaa)	06/21/19	1.751	9,243,419
8,900	Federal Home Loan Banks, LIBOR 1M - 0.095%(1)	(AA+, Aaa)	06/27/19	1.780	8,892,951
9,200	Federal Home Loan Banks	(AA+, Aaa)	08/28/19	1.550	9,121,975
10,000	Federal Home Loan Banks, LIBOR 1M - 0.055%(1)	(AA+, Aaa)	12/16/19	1.731	9,999,434
5,200	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	1.796	5,199,550
12,800	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	1.862	12,801,432
6,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.433	6,031,565
7,600	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.027	7,634,184
6,000	Federal Home Loan Banks	(AA+, Aaa)	07/23/21	2.000	5,892,786
34,200	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/08/19	1.611	34,190,858
12,000	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	1.640	11,996,772
4,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	04/04/18	1.325	3,999,632
14,000	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	1.877	14,004,455
17,100	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	1.711	17,111,045
8,000	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	1.939	8,001,478
6,700	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.126	6,699,991
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $297,322,417)					297,436,884

UNITED STATES TREASURY OBLIGATIONS (24.2%)
7,200	United States Treasury Bill	(AA+, Aaa)	04/05/18	1.545	7,198,764
4,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.174%(1)	(AA+, Aaa)	07/31/18	1.942	4,002,755
100	United States Treasury Floating Rate Notes, USBMMY3M + 0.170%(1)	(AA+, Aaa)	10/31/18	1.938	100,120
7,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.140%(1),(2)	(AA+, Aaa)	01/31/19	1.908	7,011,209
19,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.070%(1),(2)	(AA+, Aaa)	04/30/19	1.838	19,520,939
19,100	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1),(2),(3)	(AA+, Aaa)	07/31/19	1.828	19,121,972
29,200	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(2)	(AA+, Aaa)	10/31/19	1.816	29,221,926
15,200	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1)	(AA+, Aaa)	01/31/20	1.768	15,184,993
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $101,303,517)					101,362,678

SHORT-TERM INVESTMENT (1.5%)
6,412	State Street Bank and Trust Co. Euro Time Deposit (Cost $6,411,517)		04/02/18	0.280	6,411,517

Value
TOTAL INVESTMENTS AT VALUE (96.9%) (Cost $405,037,451)	$405,211,079

OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%)	12,765,212

NET ASSETS (100.0%)	$417,976,291

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2018.
(2)	At March 31, 2018, $12,487,865 in the value of these securities has been pledged as collateral for open swap contracts.
(3)	At March 31, 2018, $2,602,990 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

LIBOR = London Interbank Offered Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Dec 2018	119	$7,367,290	$1,120,782
Brent Crude Oil Futures	USD	Dec 2018	42	2,800,560	477,644
					$1,598,426
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jun 2018	(42)	(2,912,280)	$(188,245)
Light Sweet Crude Oil Futures	USD	May 2018	(119)	(7,727,860)	(761,065)
					$(949,310)
Net unrealized appreciation (depreciation)					$649,116

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$17,988,894	04/24/18	CIBC	Bloomberg Commodity Index Total Return	1.88%	$—	$—	$12,479
USD	13,892,108	04/24/18	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	1.93%	—	—	11,564
USD	16,818,764	04/24/18	Citigroup	Bloomberg Commodity Index Total Return	1.88%	—	—	11,667
USD	40,522,683	04/24/18	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	1.93%	—	—	33,730

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$14,388,666	04/24/18	JPMorgan Chase	Bloomberg Commodity Index Total Return	1.86%	$—	$—	$10,045
USD	18,029,124	04/24/18	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.92%	—	—	15,047
USD	43,423,038	04/24/18	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.02%	—	—	45,878
USD	4,262,810	04/24/18	Macquarie	Bloomberg Commodity Index Total Return	1.85%	—	—	2,986
USD	8,165,035	04/24/18	Merrill Lynch	Bloomberg Commodity Index Total Return	1.86%	—	—	5,700
USD	13,523,454	04/24/18	Merrill Lynch	Bloomberg Commodity Index 2 Month Forward Total Return	1.92%	—	—	11,286
USD	33,979,553	04/24/18	Merrill Lynch	Merrill Lynch Commodity Index Extra CS2T Total Return	2.02%	—	—	50,378
USD	42,678,778	04/24/18	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.94%	—	—	35,432
USD	5,341,435	04/24/18	RBC Capital	Bloomberg Commodity Index Total Return	1.88%	—	—	3,705
USD	13,146,087	04/24/18	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	1.96%	—	—	10,856
USD	40,201,792	04/24/18	Societe Generale	Societe Generale P04 TR Index(b)	2.02%	—	—	51,220
USD	21,540,380	04/24/18	Societe Generale	Bloomberg Commodity Index Total Return	1.88%	—	—	14,943
USD	26,571,494	04/24/18	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.96%	—	—	21,943

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$23,899,266	04/24/18	UBS	Bloomberg Commodity Index Total Return	1.87%	$—	$—	$16,631
USD	17,654,971	04/24/18	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	1.91%	—	—	14,773
								$380,263

(a)                                      The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Ticker	Commodity Name	Contract	Weight	03/31/18 Price	Quantity(1)	03/31/18 Value(1)
GC	Comex Gold	GCM8	11.95%	1,327.3000	39.13976	5,195,020
NG	NYMEX Henry Hub Natural Gas	NGK18	8.08%	2.7330	128.61554	3,515,063
CO	Brent Crude	COZ8	7.69%	66.6800	50.12246	3,342,166
CL	WTI FUTURE NYM	CLZ8	7.59%	61.9100	53.29128	3,299,263
C	CBOT Corn	C K8	6.79%	3.8775	152.30259	2,952,766
HG	Comex High Grade Copper	HGK8	6.63%	3.0255	38.11631	2,883,022
S	CBOT Soy Beans	S K8	6.48%	10.4475	53.97776	2,819,663
XB	Nymex Gasoline Unleaded (RBOB)	XBK8	4.10%	2.0206	21.01043	1,783,054
LA	High Grade Primary Aluminium	LAK18	4.09%	1,996.2500	35.68065	1,780,687
LC	CME Live Cattle	LCM8	3.69%	1.0258	39.07583	1,603,281
SM	CBOT Soy Meal	SMK8	3.65%	384.0000	41.30947	1,586,284
HO	Nymex Heat	HOK8	3.58%	2.0210	18.33535	1,556,342
SI	Comex Silver	SIN8	3.46%	16.3540	18.39020	1,503,767
W	CBOT Wheat	W K8	3.38%	4.5100	65.17127	1,469,612
LX	Special High Grade Zinc	LXM8	3.07%	3,277.0000	16.29035	1,334,587
LN	Primary Nickel	LNZ8	2.92%	13,398.0000	15.81310	1,271,183
SB	NYBOT Sugar	SBK8	2.85%	0.1235	89.61062	1,239,494
BO	CBOT Soy Bean Oil	BOK8	2.62%	0.3187	59.64755	1,140,580
KC	NYBOT Coffee	KCN8	2.39%	1.2020	23.07354	1,040,040
LH	CME Lean Hogs	LHM8	2.11%	0.7655	30.03496	919,670
CT	NYBOT Cotton	CTN8	1.51%	0.8180	16.01828	655,148
KW	KCBOT Wheat	KWK8	1.37%	4.6725	25.58908	597,825

(b)                                     The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Ticker	Commodity Name	Contract	Weight	03/31/18 Price	Quantity(1)	03/31/18 Value(1)
GC	Gold	GCM8 Comdty	11.93%	1,327.3000	36.19198	4,803,761
NG	Natural Gas	NGK18 Comdty	8.12%	2.7330	118.93346	3,250,451
CO	Brent Oil	COZ8 Comdty	7.23%	66.6800	46.34928	3,090,570
CL	Crude Oil	CLZ8 Comdty	7.17%	61.9100	49.27955	3,050,897
HG	Copper	HGN8 Comdty	6.89%	304.6000	0.35031	2,667,585
C	Corn	C N8 Comdty	6.78%	396.2500	1.37998	2,734,076
S	Soybeans	S N8 Comdty	6.38%	1,055.5000	0.49400	2,607,080
LA	Aluminum	LAZ18 Comdty	4.25%	2,028.2500	32.54560	1,650,265
LC	Live Cattle	LCM8 Comdty	4.05%	102.5750	0.36134	1,482,588
XB	Unleaded Gasoline	XBN8 Comdty	3.90%	201.9300	0.19543	1,657,456
W	Wheat	W K8 Comdty	3.65%	451.0000	0.60265	1,358,981
SM	Soybean Meal	SMN8 Comdty	3.51%	386.3000	38.03565	1,469,317
SI	Silver	SIZ8 Comdty	3.50%	16.5960	16.75984	1,390,731
HO	Heating Oil	HON8 Comdty	3.33%	201.8000	0.16919	1,434,013
LN	Nickel	LNZ8 Comdty	3.03%	13,398.0000	14.62440	1,175,626
LX	Zinc	LXZ8 Comdty	3.01%	3,251.0000	15.18171	1,233,894
SB	Sugar	SBK8 Comdty	2.93%	12.3500	0.82865	1,146,186
BO	Soybean Oil	BOK8 Comdty	2.60%	31.8700	0.55157	1,054,718
KC	Coffee	KCN8 Comdty	2.44%	120.2000	0.21349	962,322
LH	Lean Hogs	LHM8 Comdty	2.23%	76.5500	0.28387	869,205
KW	Kansas Wheat	KWN8 Comdty	1.54%	486.2500	0.22920	557,248
CT	Cotton	CTN8 Comdty	1.53%	81.8000	0.14873	608,307

(1)                                     Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of March 31, 2018.

SECURITY VALUATION —  The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$297,436,884	$—	$297,436,884
United States Treasury Obligations	—	101,362,678	—	101,362,678
Short-Term Investment	—	6,411,517	—	6,411,517
	$—	$405,211,079	$—	$405,211,079

Other Financial Instruments*
Futures Contracts	$1,598,426	$—	$—	$1,598,426
Swap Contracts**	$—	$380,263	$—	$380,263

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$949,310	$—	$—	$949,310

 *              Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**          Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended March 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	May 21, 2018

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	May 21, 2018